Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policy [Line Items]
Depreciation expense	$ 189	$ 168	$ 150
Tax position likely of being realized upon ultimate settlement	Greater than 50%
Building and Building Improvements | Minimum
Summary Of Significant Accounting Policy [Line Items]
Estimated useful life	20 years
Building and Building Improvements | Maximum
Summary Of Significant Accounting Policy [Line Items]
Estimated useful life	50 years
Machinery and Equipment | Minimum
Summary Of Significant Accounting Policy [Line Items]
Estimated useful life	3 years
Machinery and Equipment | Maximum
Summary Of Significant Accounting Policy [Line Items]
Estimated useful life	15 years
Buildings And Leasehold Improvemenets
Summary Of Significant Accounting Policy [Line Items]
Gross assets under capital leases	$ 283	20
Gross assets under capital leases, accumulated depreciation	$ 3	$ 1